Holbrook Income Fund
Portfolio of Investments (Unaudited)
January 31, 2021

Shares		Variable Rate (%)	Coupon Rate %		Maturity	Value
	PREFERRED STOCK - 5.7%
	ASSET MANAGEMENT - 0.6%
11,425	Gladstone Investment Corp.		6.250		9/30/2023	$ 290,766
40,213	RiverNorth Marketplace Lending Corp.		5.875		10/31/2024	1,023,823
						1,314,589
	INDUSTRIAL SUPPORT SERVICES - 0.3%
20,000	Alta Equipment Group, Inc.		10.000		Perpetual	523,000

	REAL ESTATE SERVICES - 3.1%
6,180	UIRC-GSA International LLC **++		6.000	++	Perpetual	6,458,100

	REIT - 1.0%
80,000	Vinebrook Homes Trust, Inc. **^		6.500		10/7/2027	2,000,000

	SPECIALTY FINANCE - 0.7%
50,400	Priority Income Fund, Inc.		6.250		12/31/2023	1,229,256
8,473	Priority Income Fund, Inc.		6.375		12/31/2024	203,440
						1,432,696

	TOTAL PREFERRED STOCK (Cost - $11,464,941)					11,728,385
Principal
	ASSET BACKED SECURITIES - 10.3%
	AUTO LOAN - 0.6%
$ 500,000	Luxury Lease Partners Auto Lease Trust 2019-ARC1 **		8.000		12/15/2026	503,175
750,000	Luxury Lease Partners Auto Lease Trust 2021-ARC2 **^		7.000		7/15/2027	750,000
						1,253,175
	CLO - 9.7%
3,000,000	Brightwood Capital MM CLO 2020-1 Ltd. **	3 Month LIBOR + 5.400%	5.630	+	12/15/2028	3,000,480
3,000,000	Brightwood Capital MM CLO 2020-1 Ltd. **		4.290		12/15/2028	2,997,210
2,000,000	Greywolf CLO II Ltd. **	3 Month LIBOR + 3.050%	3.291	+	10/15/2029	1,945,734
2,000,000	Halcyon Loan Advisors Funding 2014-1 Ltd. **	3 Month LIBOR + 3.500%	3.723	+	4/18/2026	1,963,126
3,000,000	PennantPark CLO II Ltd. **	3 Month LIBOR + 4.250%	4.440	+	1/15/2032	3,000,000
1,000,000	Saranac Clo VIII Ltd. **		4.325		2/20/2033	1,009,570
3,000,000	Sound Point CLO IX Ltd. **		6.253		7/20/2032	3,016,170
3,000,000	Z Capital Credit Partners CLO 2019-1 Ltd. **	3 Month LIBOR + 2.700%	2.923	+	7/16/2031	3,014,247
						19,946,537

	TOTAL ASSET BACKED SECURITIES (Cost - $20,928,911)					21,199,712

	CONVERTIBLE BONDS - 3.4%
	ASSET MANAGEMENT - 1.3%
2,500,000	New Mountain Finance Corp.		5.750		8/15/2023	2,581,375

	SPECIALTY FINANCE - 2.1%
4,380,000	New York Mortgage Trust, Inc.		6.250		1/15/2022	4,426,538

	TOTAL CONVERTIBLE BONDS (Cost - $6,553,904)					7,007,913

	CORPORATE BONDS - 77.1%
	ASSET MANAGEMENT - 45.7%
153,070	B. Riley Financial, Inc.		7.375		5/31/2023	3,918,592
16,291	B. Riley Financial, Inc.		6.875		9/30/2023	415,746
24,550	B. Riley Financial, Inc.		6.750		5/31/2024	623,570
20,000	B. Riley Financial, Inc.		6.500		9/30/2026	513,000
3,000,000	Capital Southwest Corp.		5.375		10/1/2024	3,129,375
5,000,000	Capital Southwest Corp.		5.950		12/15/2022	5,112,500
29,975	Capitala Finance Corp.		6.000		5/31/2022	734,987
257,534	Capitala Finance Corp.		5.750		5/31/2022	6,309,583
128,918	Fidus Investment Corp.		5.375		11/1/2024	3,280,963
4,000,000	Fidus Investment Corp.		6.000		1/31/2026	4,112,029
115,223	First Eagle Alternative Capital BDC, Inc.		6.750		12/30/2022	2,910,533
63,693	First Eagle Alternative Capital BDC, Inc.		6.125		10/30/2023	1,621,286
3,000,000	Gladstone Capital Corp.		5.125		1/31/2026	3,123,750
88,969	Gladstone Investment Corp.		6.375		8/31/2025	2,268,710
174,706	Great Elm Capital Corp.		6.500		9/18/2022	4,341,444
64,011	Harvest Capital Credit Corp.		6.125		9/15/2022	1,618,838
1,221	Horizon Technology Finance Corp.		6.250		9/15/2022	31,135
245,507	Investcorp Credit Management BDC, Inc.		6.125		7/1/2023	6,186,776
1,500,000	Medallion Financial Corp. **^		9.000		4/15/2021	1,503,750
20,943	Medley LLC		7.250		1/30/2024	178,853
Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
January 31, 2021

Principal		Variable Rate (%)	Coupon Rate %		Maturity	Value
	CORPORATE BONDS - 77.1% (Continued)
	ASSET MANAGEMENT - 45.7% (Continued)
$ 6,000,000	Monroe Capital Corp.		4.750		2/15/2026	$ 6,078,340
175,499	Newtek Business Services Corp.		5.750		8/1/2024	4,462,940
80,000	Newtek Business Services Corp.		5.500		2/1/2026	2,103,200
7,000	OFS Capital Corp.		6.500		10/31/2025	175,700
49,298	OFS Capital Corp.		5.950		10/31/2026	1,188,575
27,194	Oxford Square Capital Corp.		6.250		4/30/2026	686,513
202,933	PennantPark Investment Corp.		5.500		10/15/2024	5,148,410
126,430	PhenixFIN Corp.		6.125		3/30/2023	3,184,772
204,326	Portman Ridge Finance Corp.		6.125		9/30/2022	5,138,799
10,000	Saratoga Investment Corp.		6.250		8/31/2025	256,800
64,627	Saratoga Investment Corp.		7.250		6/30/2025	1,709,184
3,500,000	Stellus Capital Investment Corp.		4.875		3/30/2026	3,586,701
243,500	Trinity Capital, Inc. **		7.000		1/16/2025	6,343,175
75,275	TriplePoint Venture Growth BDC Corp.		5.750		7/15/2022	1,912,738
						93,911,267
	BANKING - 9.4%
250,000	Bank of America Corp.	4*(CMS30-CMS2)	5.096	+	7/11/2033	243,180
185,000	Bank of America Corp.	4.6*(USISDA30-USISDA05)	4.439	+	12/23/2033	146,623
405,000	Bank of Nova Scotia	4*(CMS30-CMS2)	3.332	+	7/29/2033	393,862
992,000	Bank of Nova Scotia	4*(USISDA30-USISDA02)	3.332	+	1/30/2034	952,320
2,201,000	BNP Paribas SA	4*(USISDA30-USISDA05)	1.260	+	4/30/2033	2,145,975
217,000	BNP Paribas SA	4*(USISDA30-USISDA05)	1.244	+	4/30/2033	174,711
754,000	Citigroup, Inc.	5*(USISDA30-USISDA05)	4.175	+	5/30/2029	746,460
1,186,000	Citigroup, Inc.	9*(USISDA30-USISDA05)	6.309	+	6/18/2034	1,174,140
459,000	Citigroup, Inc.	4*(USISDA30-USISDA02)	4.040	+	10/31/2034	417,564
1,139,000	Citigroup, Inc.	4*(CMS30-CMS2)	1.500	+	1/30/2035	1,047,880
1,021,000	Citigroup, Inc.	10*(USISDA30-USISDA02)	0.000	+	4/30/2035	1,010,790
60,000	Citigroup, Inc.		2.505		8/19/2035	55,424
207,000	Citigroup, Inc.	4*(USISDA30-USISDA02)	3.120	+	8/31/2035	174,706
485,000	Citigroup, Inc.	4*(USISDA30-USISDA05)	1.500	+	10/30/2035	426,878
65,000	Citigroup, Inc.	15*(USISDA30-USISDA02)	2.325	+	11/30/2035	59,538
1,718,000	Credit Suisse AG	8*(USISDA30-USISDA02)	10.116	+	2/27/2030	1,700,820
1,150,000	Credit Suisse AG	8*(USISDA30-USISDA02)	4.130	+	7/31/2030	1,144,250
1,261,000	Credit Suisse AG	7*(USISDA30-USISDA02)	8.856	+	8/28/2030	1,254,695
176,000	Credit Suisse AG	10*(USISDA30-USISDA02)	5.150	+	9/30/2030	169,513
175,000	Credit Suisse AG		10.000		1/29/2031	158,593
103,000	Credit Suisse AG	12*(USISDA30-USISDA02)	10.188	+	4/29/2031	104,762
1,573,000	Natixis US Medium-Term Note Program LLC	4*(USISDA30-USISDA05)	3.284	+	7/31/2028	1,557,270
1,202,000	Natixis US Medium-Term Note Program LLC	4.5*(USISDA30-USISDA05)	8.420	+	8/29/2033	1,183,970
541,000	Natixis US Medium-Term Note Program LLC	5*(USISDA30-USISDA05)	6.963	+	11/27/2033	535,590
1,369,000	Natixis US Medium-Term Note Program LLC	7.5*(USISDA30-USISDA05-0.25%)	4.282	+	7/31/2034	1,355,310
685,000	Natixis US Medium-Term Note Program LLC	7*(USISDA30-USISDA02)	7.210	+	10/31/2034	678,150
50,000	Royal Bank of Canada	4.5*(USISDA30-USISDA05)	2.066	+	6/30/2029	50,094
230,000	Royal Bank of Canada	7.5*(CMS30-CMS5)	4.388	+	8/28/2034	213,739
						19,276,807
	ENTERTAINMENT CONTENT - 0.7%
58,323	Chicken Soup For The Soul Entertainment, Inc.		9.500		7/31/2025	1,493,069

	INSTITUTIONAL FINANCIAL SERVICES - 9.5%
2,000,000	Cowen, Inc.		7.250		5/6/2024	2,147,435
167,000	Goldman Sachs Group, Inc.		3.756		6/19/2028	163,983
249,000	Jefferies Group LLC	7.5*(USISDA30-USUSDA02)	9.165	+	5/31/2034	251,067
3,025,000	Jefferies Group LLC	10*(USISDA10-USISDA02)	7.370	+	6/30/2037	3,153,563
975,000	Jefferies Group LLC		9.000		7/31/2037	1,061,580
556,000	Jefferies Group LLC	9*(USISDA10-USISDA02)	8.000	+	8/31/2037	558,780
1,786,000	Jefferies Group LLC	8*(USISDA10-USISDA02)	5.896	+	9/30/2037	1,696,700
2,838,000	Jefferies Group LLC	10*(USISDA10-USISDA02)	7.370	+	10/31/2037	2,994,090
650,000	Morgan Stanley	5*(USISDA30-USISDA02)	1.410	+	7/20/2025	669,955
300,000	Morgan Stanley	4*(USISDA30-USISDA02)	1.436	+	7/7/2026	291,974
305,000	Morgan Stanley	5*(USISDA30-USISDA02)	2.145	+	3/30/2027	295,593
1,010,000	Morgan Stanley	4.5*(USISDA30-USISDA05)	4.424	+	7/31/2028	1,017,575
341,000	Morgan Stanley	4*(USISDA30-USISDA02)	3.140	+	8/19/2028	314,539
840,000	Morgan Stanley	5*(USISDA30-USISDA02)	8.986	+	8/30/2028	831,600
409,000	Morgan Stanley	4*(USISDA30-USISDA02)	10.000	+	10/31/2028	384,391
100,000	Morgan Stanley	10*(USISDA30-USISDA02)	5.150	+	11/30/2030	89,824
2,564,000	Morgan Stanley	2.7*(CMS30/CMS2)	10.000	+	8/12/2031	2,794,760
688,000	Morgan Stanley	4.5*(USISDA30-USISDA05)	3.825	+	8/19/2033	670,800
195,000	Morgan Stanley	4*(USISDA30-USISDA02)	2.067	+	2/28/2034	166,028
						19,554,237
	INSURANCE - 1.7%
3,087,000	AmTrust Financial Services, Inc.		6.125		8/15/2023	3,107,824
57,327	Atlas Financial Holdings, Inc.		6.625		4/26/2022	350,841
						3,458,665
Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
January 31, 2021

Principal		Variable Rate (%)	Coupon Rate %		Maturity	Value
	CORPORATE BONDS - 77.1% (Continued)
	MACHINERY - 0.1%
$ 2,500,000	Briggs & Stratton Corp. #		6.875		12/15/2020	$ 203,125

	METALS & MINING - 1.3%
3,000,000	Alliance Resource Operating Partners LP **		7.500		5/1/2025	2,651,250

	OIL & GAS PRODUCERS - 2.9%
2,000,000	Antero Resources Corp.		5.625		6/1/2023	1,962,500
2,000,000	Gulfport Energy Corp.		6.625		5/1/2023	1,553,750
3,000,000	W&T Offshore, Inc. **		9.750		11/1/2023	2,381,565
						5,897,815
	REIT - 1.3%
77,000	Gladstone Land Corp.		5.000		8/15/2024	2,001,230
30,000	HC Government Realty Trust, Inc. **		7.000		8/14/2027	750,000
						2,751,230
	SPECIALTY FINANCE - 4.5%
69,156	General Finance Corp.		7.875		10/31/2025	1,775,234
230,000	Morgan Stanley Finance LLC	20*(USISDA30-USISDA02)	8.470	+	12/30/2036	220,477
561,000	Morgan Stanley Finance LLC	20*(USISDA30-USISDA02)	7.623	+	4/28/2037	535,527
1,322,000	Morgan Stanley Finance LLC	10*(CMS30-CMS2)	5.107	+	9/29/2037	1,302,170
60,680	Sachem Capital Corp.		7.125		6/30/2024	1,557,292
74,152	Sachem Capital Corp.		6.875		12/30/2024	1,868,082
78,042	Sachem Capital Corp.		7.750		9/30/2025	1,975,914
						9,234,696

	TOTAL CORPORATE BONDS (Cost - $149,912,846)					158,432,161

	NON U.S. GOVERNMENT & AGENCIES - 0.8%
	SUPRANATIONAL - 0.8%
185,000	International Bank for Reconstruction & Development		0.207	+	7/31/2034	167,435
1,482,000	International Bank for Reconstruction & Development		1.935	+	8/28/2034	1,444,950
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost - $1,564,756)					1,612,385

Shares
	SHORT-TERM INVESTMENTS - 3.1%
	MONEY MARKET - 3.1%
6,458,019	Fidelity Institutional Money Market Portfolio, Class I, 0.01% *
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,458,019)					6,458,019

	TOTAL INVESTMENTS - 100.4% (Cost - $196,883,377)					$ 206,438,575
	LIABILITIES LESS OTHER ASSETS - (0.4) %					(878,221)
	NET ASSETS - 100.0%					$ 205,560,354

+ Variable rate security, rate shown represents the rate at January 31, 2021.
++ Step rate, rate shown represents the rate at January 31, 2021.
* Rate shown represents the rate at January 31, 2021, is subject to change and resets daily.
** Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At January 31, 2021, these securities amounted to $43,287,552 or 21.06% of net assets.
^ The security is illiquid; total illiquid securities represent 2.07% of net assets.
# Defaulted security.
Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates

LIBOR - London Interbank Offered Rate
CMS2 - Constant Maturity Swap 2 Year Rate
CMS30 - Constant Maturity Swap 30 Year Rate
USISDA02 - 2 Year USD ICE Swap Rate
USISDA05 - 5 Year USD ICE Swap Rate
USISDA10 - 10 Year USD ICE Swap Rate
USISDA30 - 30 Year USD ICE Swap Rate

Holbrook Income Fund
Notes to Portfolio of Investments (Unaudited)
January 31, 2021

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.   The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. The fair value committee is composed of one or more representatives from each of the (i) Trust, (ii)administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each group.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Holbrook Income Fund
Notes to Portfolio of Investments (Unaudited) (Continued)
January 31, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2021, for the Fund’s assets and liabilities measured at fair value:

Assets *			Level 1	Level 2	Level 3	Total
Preferred Stock			$ 5,270,285	$ 6,458,100	$ -	$ 11,728,385
Asset Backed Securities			-	21,199,712	-	21,199,712
Convertible Bond			-	7,007,913	-	7,007,913
Corporate Bonds			79,036,484	79,395,677	-	158,432,161
Non U.S. Government & Agencies			-	1,612,385.00	-	1,612,385
Short-Term Investments			6,458,019	-	-	6,458,019
Total Assets			$ 90,764,788	$ 115,673,787	$ -	$ 206,438,575

The Fund did not hold any Level 3 securities during the period.
* Refer to the Schedule of Investments for industry classifications.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at January 31, 2021, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Holbrook Income Fund	$ 196,883,377	$ 11,856,907	$ (2,301,709)	$ 9,555,198